UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  July 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2012

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the fiscal year ending July 31st, 2012, the All Cap Core Fund had an historically average year, with Class A shares returning 6.59% (without the effect of sales charges), Class C shares returning 5.86% and Class I shares returning 6.91%, while the Russell 3000® Index returned 7.33% and the S&P 500® Index returned 9.13% for the same period.

Over the course of the fiscal year, growth stocks led value stocks and large cap stocks significantly beat small cap stocks.  Because of the Fund’s emphasis on value and because the factors driving stock selection had a mixed year, the Fund underperformed slightly.  Several positions were strong detractors from performance, including Netflix Inc. and Hewlett-Packard Co., whose returns were sharply negative for the year, and also Apple Inc., because we were underweight relative to the benchmark during its extremely strong year.  Performance was boosted, however, by several overweights to specialty retail stocks such as Home Depot Inc. and Gap Inc., which both did extremely well over the course of the year.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Telecommunication Services and Information Technology sectors.  The Fund was helped by stock selection in the Consumer Discretionary and Financial sectors.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

For the fiscal year ending July 31st, 2012, the Enhanced Dividend Fund was down moderately, with Class A shares returning -2.66% (without the effect of sales charges), Class C shares returning -3.37% and Class I shares returning -2.53%, while the MSCI All Country World Index returned -3.64% and the Russell 1000 Value® Index returned 7.64% for the same period.

Over the course of the fiscal year, large cap stocks significantly beat small cap stocks and U.S. stocks did much better than international stocks.  High yielding stocks also had a very strong year.  Because the Enhanced Dividend Fund emphasizes larger value stocks with high yields, the Fund outperformed the MSCI All Country World Index during the period.  But, because of its underweight to the U.S. and emphasis on international high yielding stocks, the Fund underperformed the Russell 1000 Value® Index.

The Fund was helped by allocations to the Industrial and Health Care Sectors, with large overweights to stocks like Eli Lilly & Co. and Ryanair Holdings PLC, both of which did very well for the year.  The main detractor from performance was our allocation to the Financials sector.  There, stocks like Credit Suisse Group AG did very poorly in a period of economic uncertainty abroad.

Selecting securities based on high yield led to a very substantial overweight in the Telecommunications sector, with an average weight of 35.4% versus an average benchmark weight of just 4.7%.  Our allocation to the sector did help returns for the year and we continue to see strong opportunities in the sector.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields are very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

For the fiscal year ending July 31st, 2012, the Small/Mid Cap Growth Fund had a weak year with Class A shares returning -5.73% (without the effect of sales charges) and Class I shares returning -5.41%, while the Russell 2500 Growth® Index returned -0.28% for the same period.

Over the course of the fiscal year, growth stocks led value stocks and large cap stocks significantly beat small cap stocks.  For the year, a simple rule of performance was that the larger the stock, the better the return.  Because

O’Shaughnessy Mutual Funds

the Small/Mid Cap Growth Fund has a high exposure to smaller cap stocks with high momentum, it underperformed its benchmark, the Russell 2500 Growth® Index, by a significant margin.

Based on our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly hurt in the Health Care, Telecommunication Services and Industrial sectors, where stock selection was very weak and caused the majority of the Fund’s underperformance relative to the benchmark for the period.  In particular, positions in Netflix Inc. and Green Mountain Coffee Roasters Inc. dragged on performance.  Both stocks had sharply negative returns during a period when the market was flat.  The main positive contribution to return came from the Information Technology sector due to holdings such as Liquidity Services Inc. and Tyler Technologies Inc.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

The fiscal year ending July 31st, 2012 was a very polarizing one for global markets.  While the U.S. stock market did quite well – in spite of a sluggish economy – international markets struggled because of weak economies and the fear of what the future holds.  As these fears about international economies and governments waxed and waned over the course of the year, so too did the markets associated with those economies or governments.  The stock market, in many ways, was a barometer for the level of fear and worry rather than a mechanism for pricing businesses – many of which continue to report record profits and high profit margins.  We believe that this trend should continue in the future.  There are no quick fixes for the problems facing the global economy, so the market will probably continue to react as it has in the last few years.  We believe that it is an especially important time to focus on buying quality companies with attractive prices.

Consumer sentiment remains weak and a survey of equity investor bullishness conducted by the American Association of Individual Investors shows that just 33% of those surveyed are bullish1.  Our research indicates that pessimistic consumer sentiment and bearish outlooks have helped to produce attractive equity prices and are, therefore, have been a good thing for those considering equity investments.  More importantly, we have also found that macroeconomic variables, such as GDP growth, unemployment, and tax rates, had little to no impact on stock returns over the following 1-5 year period.  More specifically, the only situation that we found to be somewhat predictive of future market performance is when macro-economic variables are at their worst.  These dire economic situations create fear, and fear has created low equity prices.  This is valuable information, as we anticipate seeing more negative economic data in the near-term future.  We suggest incrementally using any cash to buy stocks with cheap valuations, high yields, and/or strong momentum.  These are the type of securities we seek to own in the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Small/Mid Cap Growth Fund.

____________

1 As of 9/5/2012

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods.  REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets.  Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.  Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth® Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	0.99%	10.94%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	6.59%	14.02%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	4.86%	12.85%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	5.86%	12.85%
O’Shaughnessy All Cap Core Fund – Class I	6.91%	14.01%
Russell 3000® Index	7.33%	15.60%
S&P 500® Index	9.13%	15.74%

Total Annual Fund Operating Expenses:
Class A Shares – 2.75%; Class C Shares – 3.36%; Class I Shares – 2.83%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)  The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $100,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI AC World Index and the Russell 1000 Value® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class A (with sales load)	-7.77%	4.31%
O’Shaughnessy Enhanced Dividend Fund – Class A (without sales load)	-2.66%	7.22%
O’Shaughnessy Enhanced Dividend Fund – Class C (with CDSC)	-4.33%	6.47%
O’Shaughnessy Enhanced Dividend Fund – Class C (without CDSC)	-3.37%	6.47%
O’Shaughnessy Enhanced Dividend Fund – Class I	-2.53%	7.48%
MSCI All Country World Index	-3.64%	7.74%
Russell 1000 Value® Index	7.64%	13.54%

Total Annual Fund Operating Expenses:
Class A Shares – 3.68%; Class C Shares – 4.31%; Class I Shares – 4.57%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000 Value® Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)  The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500 Growth® Index

		Since
Average Annual Total Return:	1 Year	Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (with sales load)	-10.68%	8.10%
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (without sales load)	-5.73%	11.12%
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	-5.41%	11.46%
Russell 2500 Growth® Index	-0.28%	17.05%

Total Annual Fund Operating Expenses:
Class A Shares – 5.79%; Class I Shares – 6.29%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500 Growth® Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)  The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/12 – 7/31/12).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2012 (Unaudited)

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/12	7/31/12	(2/1/12 – 7/31/12)
Class A Actual	$1,000.00	$1,057.90	$ 6.34
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.70	$ 6.22
Class C Actual	$1,000.00	$1,054.60	$10.17
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.97	$ 9.97
Class I Actual	$1,000.00	$1,060.60	$ 5.07
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.94	$ 4.97

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Enhanced Dividend Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/12	7/31/12	(2/1/12 – 7/31/12)
Class A Actual	$1,000.00	$ 986.00	$6.12
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.70	$6.22
Class C Actual	$1,000.00	$ 982.20	$9.81
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.97	$9.97
Class I Actual	$1,000.00	$ 986.30	$4.89
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.94	$4.97

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/12	7/31/12	(2/1/12 – 7/31/12)
Class A Actual	$1,000.00	$1,050.90	$7.34
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.70	$7.22
Class I Actual	$1,000.00	$1,052.50	$6.07
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.95	$5.97

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182 (days in the most recent fiscal half-year)/366 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2012 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2012

Shares		Value
	COMMON STOCKS – 97.05%
	Aerospace & Defense – 3.26%
2,150	Astronics Corp.*	$64,672
0	Engility Holdings, Inc.*	2
3,109	Exelis, Inc.	29,225
1,507	HEICO Corp.	53,785
5,463	Hexcel Corp.*	127,233
6,858	L-3 Communications Holdings, Inc.	486,164
8,339	Lockheed Martin Corp.	744,423
6,761	Northrop Grumman Corp.	447,578
1,646	Triumph Group, Inc.	102,924
		2,056,006
	Automobiles – 0.48%
7,015	Harley-Davidson, Inc.	303,258

	Beverages – 2.27%
2,925	Brown-Forman Corp. – Class B	273,663
14,931	Coca-Cola Enterprises, Inc.	437,777
10,839	Monster Beverage Corp.*	720,468
		1,431,908
	Biotechnology – 2.24%
13,846	Amgen, Inc.	1,143,680
3,893	Celgene Corp.*	266,515
		1,410,195
	Building Products – 0.10%
2,028	Universal Forest Products, Inc.	64,754

	Chemicals – 0.22%
2,709	Valspar Corp.	135,992

	Commercial Services & Supplies – 3.39%
3,344	Cintas Corp.	132,523
2,292	McGrath RentCorp.	60,990
159,690	R.R. Donnelley & Sons Co.	1,935,443
353	Waste Connections, Inc.	10,862
		2,139,818
	Communications Equipment – 0.12%
2,882	Comtech Telecommunications Corp.	78,736

	Computers & Peripherals – 5.98%
2,183	Apple, Inc.*	1,333,289
102,425	Hewlett-Packard Co.	1,868,232
2,900	International Business Machines Corp.	568,342
		3,769,863
	Construction & Engineering – 0.24%
4,242	URS Corp.	148,767

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Consumer Finance – 1.92%
3,188	American Express Co.	$183,979
28,515	Discover Financial Services	1,025,399
		1,209,378
	Containers & Packaging – 0.26%
9,802	Myers Industries, Inc.	161,145

	Diversified Consumer Services – 0.36%
6,925	Apollo Group, Inc. – Class A*	188,360
1,069	ITT Educational Services, Inc.*	41,499
		229,859
	Diversified Financial Services – 0.29%
5,008	JPMorgan Chase & Co.	180,288

	Diversified Telecommunication Services – 1.56%
5,591	IDT Corp. – Class B	56,581
6,298	Neutral Tandem, Inc.*	86,031
17,250	Verizon Communications, Inc.	778,665
33,443	Vonage Holdings Corp.*	59,863
		981,140
	Electric Utilities – 0.65%
1,253	Duke Energy Corp.	84,928
8,175	PNM Resources, Inc.	170,040
3,784	UNS Energy Corp.	154,009
		408,977
	Electronic Equipment, Instruments & Components – 1.01%
4,212	SYNNEX Corp.*	142,492
9,828	Tech Data Corp.*	492,383
		634,875
	Energy Equipment & Services – 0.50%
6,255	Halliburton Co.	207,228
7,889	RPC, Inc.	106,107
		313,335
	Food & Staples Retailing – 4.41%
1,371	The Andersons, Inc.	52,057
3,127	CVS Caremark Corp.	141,497
11,626	Roundys, Inc.*	111,610
72,163	Safeway, Inc.	1,122,135
1,494	Susser Holdings Corp.*	53,948
17,499	Wal-Mart Stores, Inc.	1,302,451
		2,783,698
	Food Products – 0.58%
2,346	ConAgra Foods, Inc.	57,923
3,988	Fresh Del Monte Produce, Inc.#	97,706

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 0.58% (Continued)
1,737	The Hershey Co.	$124,612
3,319	Hillshire Brands Co.	85,000
		365,241
	Gas Utilities – 0.39%
5,896	The Laclede Group, Inc.	246,335

	Health Care Equipment & Supplies – 0.45%
537	Atrion Corp.	110,622
2,116	Cyberonics, Inc.*	91,623
1,603	West Pharmaceutical Services, Inc.	79,797
		282,042
	Health Care Providers & Services – 1.68%
2,849	Centene Corp.*	108,376
3,717	Coventry Health Care, Inc.	123,888
9,177	Health Net, Inc.*	202,078
3,138	Humana, Inc.	193,301
5,431	Magellan Health Services, Inc.*	261,774
689	McKesson Corp.	62,513
5,879	Triple-S Management Corp. – Class B*#	107,115
		1,059,045
	Hotels, Restaurants & Leisure – 2.48%
4,972	Brinker International, Inc.	161,143
964	Cracker Barrel Old Country Store, Inc.	60,404
3,303	Jack in the Box, Inc.*	89,148
4,715	Papa John’s International, Inc.*	240,512
4,664	Shuffle Master, Inc.*	68,141
10,930	Wyndham Worldwide Corp.	568,906
4,020	Wynn Resorts Ltd.	376,875
		1,565,129
	Household Durables – 0.44%
7,180	Garmin Ltd.#	277,220

	Household Products – 0.18%
1,999	Church & Dwight Co., Inc.	115,162

	Independent Power Producers & Energy Traders – 0.64%
11,874	Ameren Corp.	406,210

	Insurance – 5.03%
3,742	American Financial Group, Inc.	141,111
12,327	Assurant, Inc.	446,361
17,988	CNO Financial Group, Inc.	149,121
3,295	Marsh & McLennan Companies, Inc.	109,427
3,390	Protective Life Corp.	94,615

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 5.03% (Continued)
17,042	Torchmark Corp.	$847,839
22,045	The Travelers Companies, Inc.	1,381,119
		3,169,593
	Internet & Catalog Retail – 0.96%
2,603	Expedia, Inc.	148,345
689	priceline.com, Inc.*	455,939
		604,284
	Internet Software & Services – 1.98%
9,226	Blucora, Inc.*	140,696
7,408	IAC/InterActiveCorp.	389,735
16,167	VeriSign, Inc.*	718,138
		1,248,569
	IT Services – 4.90%
7,724	Cardtronics, Inc.*	239,521
9,878	Fidelity National Information Services, Inc.	310,564
2,090	Heartland Payment Systems, Inc.	66,253
41,870	Iron Mountain, Inc.	1,348,633
8,735	Visa, Inc. – Class A	1,127,426
		3,092,397
	Life Sciences Tools & Services – 0.14%
9,625	Cambrex Corp.*	88,839

	Machinery – 0.29%
1,970	Mueller Industries, Inc.	83,981
957	NACCO Industries, Inc. – Class A	95,844
		179,825
	Media – 3.00%
6,342	Discovery Communications, Inc. – Class A*	321,095
10,331	Lions Gate Entertainment Corp.*#	138,952
1,615	The Madison Square Garden Co. – Class A*	58,544
18,705	The Walt Disney Co.	919,164
1,345	The Washington Post Co. – Class B	455,282
		1,893,037
	Multi-line Retail – 4.67%
10,475	Big Lots, Inc.*	424,342
29,265	Dollar Tree, Inc.*	1,473,200
21,024	Kohl’s Corp.	1,045,313
		2,942,855
	Multi-Utilities – 0.89%
5,912	CenterPoint Energy, Inc.	124,507
5,610	Consolidated Edison, Inc.	361,845
3,370	MDU Resources Group, Inc.	75,454
		561,806

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 4.19%
12,220	Exxon Mobil Corp.	$1,061,307
3,904	HollyFrontier Corp.	145,971
2,358	Kinder Morgan, Inc.	84,440
3,808	Marathon Petroleum Corp.	180,118
3,314	Targa Resources Corp.	145,982
23,291	Tesoro Corp.*	643,996
9,040	Western Refining, Inc.	212,711
5,266	The Williams Companies, Inc.	167,406
		2,641,931
	Paper & Forest Products – 0.93%
7,980	Domtar Corp.	589,403

	Personal Products – 1.11%
6,379	The Estee Lauder Companies, Inc. – Class A	334,132
8,283	Medifast, Inc.*	232,752
3,019	Usana Health Sciences, Inc.*	135,795
		702,679
	Pharmaceuticals – 5.36%
16,405	Bristol-Myers Squibb Co.	584,018
3,406	Obagi Medical Products, Inc.*	52,248
560	Perrigo Co.	63,851
105,428	Pfizer, Inc.	2,534,489
6,776	Viropharma, Inc.*	147,107
		3,381,713
	Professional Services – 0.09%
1,186	Equifax, Inc.	55,552

	Semiconductors & Semiconductor Equipment – 4.22%
101,074	Intel Corp.	2,597,602
6,195	Magnachip Semiconductor Corp.*	63,065
		2,660,667
	Software – 0.72%
13,016	American Software, Inc. – Class A	104,909
2,502	SS&C Technologies Holdings, Inc.*	60,799
7,355	Tyler Technologies, Inc.*	286,992
		452,700
	Specialty Retail – 18.31%
2,213	Advance Auto Parts, Inc.	155,242
1,476	America’s Car-Mart, Inc.*	67,719
2,292	Asbury Automotive Group, Inc.*	59,959
5,850	Ascena Retail Group, Inc.*	107,289
675	AutoZone, Inc.*	253,280
2,310	Bed Bath & Beyond, Inc.*	140,794
13,108	Best Buy Co., Inc.	237,124

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 18.31% (Continued)
8,032	Foot Locker, Inc.	$265,217
12,602	GameStop Corp. – Class A	201,884
88,189	The Gap, Inc.	2,600,694
2,692	Genesco, Inc.*	178,264
1,453	GNC Holdings, Inc. – Class A	55,984
54,235	Home Depot, Inc.	2,829,982
7,913	Lowe’s Companies, Inc.	200,753
4,712	O’Reilly Automotive, Inc.*	404,007
3,241	PetSmart, Inc.	214,262
23,851	Ross Stores, Inc.	1,584,660
2,551	The Sherwin-Williams Co.	342,727
35,957	The TJX Companies, Inc.	1,592,176
937	Vitamin Shoppe, Inc.*	51,460
		11,543,477
	Textiles, Apparel & Luxury Goods – 0.78%
2,327	Coach, Inc.	114,791
931	Fossil, Inc.*	66,743
1,712	Ralph Lauren Corp.	247,110
437	VF Corp.	65,244
		493,888
	Tobacco – 1.49%
6,732	Altria Group, Inc.	242,150
7,619	Philip Morris International, Inc.	696,681
		938,831
	Trading Companies & Distributors – 1.15%
11,171	Aceto Corp.	98,081
8,799	Fastenal Co.	379,413
90	TransDigm Group, Inc.*	11,102
1,148	W.W. Grainger, Inc.	235,145
		723,741
	Wireless Telecommunication Services – 0.74%
7,442	Telephone & Data Systems, Inc.	180,320
25,692	USA Mobility, Inc.	286,209
		466,529
	Total Common Stocks (Cost $57,070,563)	61,190,692

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	SHORT-TERM INVESTMENTS – 3.86%
2,435,847	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $2,435,847)	$2,435,847
	Total Investments in Securities (Cost $59,506,410) – 100.91%	63,626,539
	Liabilities in Excess of Other Assets – (0.91)%	(576,540)
	Net Assets – 100.00%	$63,049,999

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2012

Shares		Value
	COMMON STOCKS – 96.49%
	Aerospace & Defense – 7.52%
71,052	BAE Systems PLC – ADR	$1,376,988
8,895	Lockheed Martin Corp.	794,057
2,127	Raytheon Co.	118,006
		2,289,051
	Commercial Banks – 1.68%
6,279	Bank of Montreal#	359,284
3,597	HSBC Holdings PLC – ADR	150,355
		509,639
	Commercial Services & Supplies – 1.08%
9,535	Waste Management, Inc.	328,004

	Computers & Peripherals – 1.03%
10,416	Seagate Technology PLC#	312,688

	Construction Materials – 1.38%
22,997	CRH PLC – ADR	420,385

	Diversified Financial Services – 1.31%
15,676	NYSE Euronext	399,425

	Diversified Telecommunication Services – 22.78%
10,772	AT&T, Inc.	408,474
890	BT Group PLC – ADR	30,313
108,661	Deutsche Telekom AG – ADR	1,222,436
84,279	France Telecom S.A. – ADR	1,133,553
32,578	KT Corp. – ADR	464,237
17,246	PT Telekomunikasi Indonesia Persero Tbk – ADR	669,662
95,720	Telecom Italia S.p.A. – ADR	777,246
73,574	Telstra Corp., Ltd. – ADR	1,546,526
15,001	Verizon Communications, Inc.	677,145
		6,929,592
	Industrial Conglomerates – 0.31%
4,315	Koninklijke Philips Electronics N.V. – ADR	94,973

	Insurance – 11.38%
62,811	Allianz SE – ADR	623,085
57,538	AXA S.A. – ADR	698,511
26,871	Manulife Financial Corp.#	288,057
3,246	Power Corporation of Canada#	74,561
34,280	Sun Life Financial, Inc.#	743,190
16,606	Swiss Re AG – ADR	1,035,882
		3,463,286
	Machinery – 0.13%
1,112	Metso Corp. – ADR	40,499

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Media – 0.28%
3,013	Thomson Reuters Corp.#	$85,298

	Metals & Mining – 1.66%
2,745	BHP Billiton PLC – ADR	159,924
2,361	Cliffs Natural Resources, Inc.	96,541
48,052	Companhia Siderurgica Nacional S.A. – ADR	248,909
		505,374
	Oil, Gas & Consumable Fuels – 20.39%
9,947	BP PLC – ADR	396,885
56,762	Canadian Oil Sands Ltd.#	1,141,859
11,469	China Petroleum & Chemical Corp. – ADR	1,031,866
3,568	ConocoPhillips	194,242
1,385	Ecopetrol S.A. – ADR	79,264
23,033	ENI S.p.A. – ADR	949,881
17,257	Husky Energy, Inc.#	431,770
676	PetroChina Co., Ltd. – ADR	84,460
3,827	Royal Dutch Shell PLC – ADR	261,001
3,030	Sasol – ADR	125,715
24,660	Total S.A. – ADR	1,133,127
25,141	Yanzhou Coal Mining Co., Ltd. – ADR	373,847
		6,203,917
	Paper & Forest Products – 1.79%
26,422	Svenska Cellulosa AB (SCA) – ADR	447,813
8,931	UPM-Kymmene Oyj – ADR	94,937
		542,750
	Pharmaceuticals – 12.64%
28,991	AstraZeneca PLC – ADR	1,357,069
6,877	Bristol-Myers Squibb Co.	244,821
6,430	Eisai Co., Ltd. – ADR	286,006
33,076	Eli Lilly & Co.	1,456,336
20,868	Pfizer, Inc.	501,667
		3,845,899
	Semiconductors & Semiconductor Equipment – 1.52%
45,033	STMicroelectronics N.V. – ADR	241,377
101,550	United Microelectronics Corp. – ADR	220,364
		461,741
	Trading Companies & Distribution – 0.25%
259	MITSUI & Co., Ltd. – ADR	76,146

	Wireless Telecommunication Services – 9.36%
24,272	Mobile Telesystems – ADR	459,954
5,003	Philippine Long Distance Telephone Co. – ADR	326,696
6,697	Rogers Communications, Inc. – Class B#	262,589
65,428	SK Telecom Co., Ltd. – ADR	907,486

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 9.36% (Continued)
18,988	VimpelCom Ltd. – ADR	$159,309
25,477	Vodafone Group PLC – ADR	732,464
		2,848,498
	Total Common Stocks (Cost $29,338,395)	29,357,165

	CONVERTIBLE PREFERRED STOCKS – 0.92%
	Media – 0.92%
14,363	Shaw Communications, Inc. – Class B – ADR	280,366
	Total Convertible Preferred Stocks (Cost $287,926)	280,366

	PREFERRED STOCKS – 1.43%
	Diversified Telecommunication Services – 1.43%
18,669	Telefonica Brasil S.A. – ADR	435,921
	Total Preferred Stocks (Cost $479,640)	435,921

	SHORT-TERM INVESTMENTS – 1.59%
482,457	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $482,457)	482,457
	Total Investments in Securities (Cost $30,588,418) – 100.43%	30,555,909
	Liabilities in Excess of Other Assets – (0.43%)	(130,760)
	Net Assets – 100.00%	$30,425,149

#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2012.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2012

Country Allocation
Country	% of Net Assets
United States	18.2%
United Kingdom	13.8%
Canada	12.1%
France	9.7%
Germany	6.1%
Italy	5.7%
Australia	5.1%
China	4.9%
Republic of Korea	4.5%
Switzerland	3.4%
Ireland	2.4%
Brazil	2.3%
Indonesia	2.2%
Netherlands	2.0%
Sweden	1.5%
Russian Federation	1.5%
Japan	1.2%
Philippines	1.1%
Taiwan, Province of China	0.7%
Bermuda	0.5%
Finland	0.4%
South Africa	0.4%
Columbia	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2012

Shares		Value
	COMMON STOCKS – 97.55%
	Aerospace & Defense – 2.68%
747	Curtiss-Wright Corp.	$22,388
774	HEICO Corp.	27,624
2,385	Hexcel Corp.*	55,547
2,912	Taser International, Inc.*	15,754
314	Teledyne Technologies, Inc.*	19,562
888	Triumph Group, Inc.	55,527
		196,402
	Airlines – 1.79%
438	Alaska Air Group, Inc.*	15,264
678	Allegiant Travel Co.*	48,179
633	Copa Holdings S.A. – Class A#	49,076
1,906	Delta Air Lines, Inc.*	18,393
		130,912
	Auto Components – 0.61%
3,185	Standard Motor Products, Inc.	44,781

	Beverages – 1.31%
514	Brown-Forman Corp. – Class B	48,090
717	Monster Beverage Corp.*	47,659
		95,749
	Biotechnology – 0.21%
2,024	Neurocrine Biosciences, Inc.*	15,382

	Chemicals – 2.37%
3,340	American Vanguard Corp.	78,123
2,012	H.B. Fuller Co.	58,791
741	Landec Corp.*	5,921
564	Valhi, Inc.	6,277
496	Valspar Corp.	24,899
		174,011
	Commercial Services & Supplies – 3.13%
1,663	Acorn Energy, Inc.	14,435
1,448	Cintas Corp.	57,384
1,049	Copart, Inc.*	24,924
285	FTI Consulting, Inc.*	7,276
311	Huron Consulting Group, Inc.*	10,474
4,971	Kimball International, Inc. – Class B	46,479
773	McGrath RentCorp.	20,569
211	Mine Safety Appliances Co.	7,241
611	Multi-Color Corp.	11,878
932	Waste Connections, Inc.	28,678
		229,338
	Communications Equipment – 0.61%
660	Comtech Telecommunications Corp.	18,031

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment – 0.61% (Continued)
201	Loral Space & Communications, Inc.*	$14,462
395	RADWARE Ltd.*#	11,941
		44,434
	Computers & Peripherals – 0.10%
223	Diebold, Inc.	7,214

	Construction Materials – 0.22%
369	James Hardie Industries SE – ADR	16,118

	Containers & Packaging – 1.81%
7,794	Intertape Polymer Group, Inc.*#	66,015
4,038	Myers Industries, Inc.	66,385
		132,400
	Distributors – 1.31%
293	Core-Mark Holding Co., Inc.	14,149
955	Genuine Parts Co.	61,149
265	Pool Corp.	9,768
1,498	VOXX International Corp.*	11,220
		96,286
	Diversified Telecommunication Services – 1.05%
1,364	Consolidated Communications Holdings, Inc.	21,633
5,197	Telecom Corp. of New Zealand Ltd. – ADR	55,556
		77,189
	Electrical Equipment – 0.45%
1,125	Generac Holdings, Inc.*	25,672
343	Thermon Group Holdings, Inc.*	7,368
		33,040
	Electronic Equipment, Instruments & Components – 1.07%
1,463	Jabil Circuit, Inc.	31,747
1,385	SYNNEX Corp.*	46,855
		78,602
	Energy Equipment & Services – 0.62%
64	Core Laboratories N.V.#	7,140
601	Gulfmark Offshore, Inc. – Class A*	21,606
318	Oceaneering International, Inc.	16,437
		45,183
	Food & Staples Retailing – 0.56%
11,442	Rite Aid Corp.*	13,273
768	Susser Holdings Corp.*	27,732
		41,005
	Food Products – 3.68%
1,851	Cal-Maine Foods, Inc.	69,838
1,170	ConAgra Foods, Inc.	28,887

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Food Products – 3.68% (Continued)
2,073	Gruma S.A.B. de CV – ADR*	$21,663
482	The Hershey Co.	34,579
828	Lancaster Colony Corp.	57,372
646	Seneca Foods Corp. – Class A*	15,943
1,780	Smart Balance, Inc.*	16,946
713	Snyders-Lance, Inc.	16,706
510	Tyson Foods, Inc. – Class A	7,655
		269,589
	Health Care Equipment & Supplies – 2.92%
184	Atrion Corp.	37,904
468	The Cooper Companies, Inc.	35,222
1,181	Cyberonics, Inc.*	51,137
527	ICU Medical, Inc.*	28,105
3,026	RTI Biologics, Inc.*	10,773
1,880	Spectranetics Corp.*	22,184
64	Vascular Solutions, Inc.*	854
146	West Pharmaceutical Services, Inc.	7,268
577	Young Innovations, Inc.	20,824
		214,271
	Health Care Providers & Services – 1.37%
141	Catamaran Corp.*#	11,916
1,299	Centene Corp.*	49,414
330	Health Net, Inc.*	7,267
377	Omnicare, Inc.	11,842
1,082	Triple-S Management Corp. – Class B*#	19,714
		100,153
	Health Care Technology – 0.22%
321	Computer Programs & Systems, Inc.	15,889

	Hotels, Restaurants & Leisure – 9.21%
1,652	AFC Enterprises, Inc.*	36,493
1,966	Brinker International, Inc.	63,718
1,057	Churchill Downs, Inc.	58,494
1,272	Cracker Barrel Old Country Store, Inc.	79,703
3,356	Denny’s Corp.*	14,632
757	Domino’s Pizza, Inc.*	25,844
1,297	Interval Leisure Group, Inc.	23,787
892	Jack in the Box, Inc.*	24,075
1,301	Marcus Corp.	17,069
2,142	Papa John’s International, Inc.*	109,263
5,274	Ruth’s Hospitality Group, Inc.*	35,441
3,636	Shuffle Master, Inc.*	53,122
130	Six Flags Entertainment Corp.	7,489
979	Tim Hortons, Inc.#	52,004

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 9.21% (Continued)
1,426	Wyndham Worldwide Corp.	$74,223
		675,357
	Household Durables – 1.76%
1,988	D.R. Horton, Inc.	35,048
2,193	Garmin Ltd.#	84,672
174	Tupperware Brands Corp.	9,121
		128,841
	Household Products – 2.17%
2,410	Church & Dwight Co., Inc.	138,840
560	Spectrum Brands Holdings, Inc.*	20,625
		159,465
	Insurance – 0.69%
2,748	eHealth, Inc.*	50,481

	Internet & Catalog Retail – 0.61%
781	Expedia, Inc.	44,509

	Internet Software & Services – 4.64%
5,732	Blucora, Inc.*	87,413
715	Cornerstone OnDemand, Inc.*	17,003
2,617	IAC/InterActiveCorp.	137,680
856	Liquidity Services, Inc.*	39,136
282	Rackspace Hosting, Inc.*	12,374
1,050	VeriSign, Inc.*	46,641
		340,247
	IT Services – 4.56%
977	Alliance Data Systems Corp.*	127,010
2,838	Cardtronics, Inc.*	88,006
1,887	Heartland Payment Systems, Inc.	59,818
2,501	Total System Services, Inc.	59,149
		333,983
	Leisure Equipment & Products – 1.37%
559	Arctic Cat, Inc.*	24,596
1,059	Mattel, Inc.	37,245
371	Polaris Industries, Inc.	27,884
220	Sturm Ruger & Co., Inc.	10,875
		100,600
	Life Sciences Tools & Services – 0.95%
5,913	Cambrex Corp.*	54,577
560	PAREXEL International Corp.*	15,411
		69,988

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Machinery – 2.70%
630	Actuant Corp. – Class A	$17,930
1,304	Colfax Corp.*	37,738
1,122	Donaldson Co., Inc.	38,294
182	Lincoln Electric Holdings, Inc.	7,258
1,391	Lydall, Inc.*	17,749
1,468	Miller Industries, Inc.	24,104
438	Mueller Industries, Inc.	18,672
461	Toro Co.	17,334
153	Valmont Industries, Inc.	18,954
		198,033
	Media – 1.32%
98	Charter Communications, Inc. – Class A*	7,538
5,663	Lions Gate Entertainment Corp.*#	76,167
248	Scripps Networks Interactive – Class A	13,355
		97,060
	Metals & Mining – 0.75%
5,638	Grupo Simec S.A.B. de CV – ADR*	55,252

	Multi-line Retail – 2.51%
883	Dollar General Corp.*	45,042
2,552	Dollar Tree, Inc.*	128,468
2,074	Tuesday Morning Corp.*	10,494
		184,004
	Oil, Gas & Consumable Fuels – 1.51%
221	Adams Resources & Energy, Inc.	9,185
471	HollyFrontier Corp.	17,611
524	Kinder Morgan, Inc.	18,764
510	Panhandle Oil And Gas, Inc. – Class A	15,657
1,118	Targa Resources Corp.	49,248
		110,465
	Paper & Forest Products – 1.29%
742	Buckeye Technologies, Inc.	22,349
1,996	KapStone Paper & Packaging Corp.*	33,553
1,444	Neenah Paper, Inc.	38,786
		94,688
	Personal Products – 1.35%
1,511	Elizabeth Arden, Inc.*	58,944
284	Herbalife Ltd.#	15,589
476	Nu Skin Enterprises, Inc. – Class A	24,281
		98,814
	Pharmaceuticals – 2.12%
3,138	Obagi Medical Products, Inc.*	48,137
329	Perrigo Co.	37,513
3,128	Santarus, Inc.*	22,741

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals – 2.12% (Continued)
2,158	Viropharma, Inc.*	$46,850
		155,241
	Professional Services – 1.78%
2,039	CDI Corp.	32,950
686	Equifax, Inc.	32,132
673	Exponent, Inc.*	34,787
755	Mistras Group, Inc.*	16,972
230	Towers Watson & Co. – Class A	13,485
		130,326
	Real Estate Management & Development – 2.29%
2,169	Altisource Portfolio Solutions S.A.*#	168,228

	Road & Rail – 0.51%
354	J.B. Hunt Transport Services, Inc.	19,477
246	Kansas City Southern	17,909
		37,386
	Software – 7.22%
808	ACI Worldwide, Inc.*	35,560
2,771	Activision Blizzard, Inc.	33,335
2,079	American Software, Inc. – Class A	16,757
2,305	Aspen Technology, Inc.*	53,891
2,666	Deltek, Inc.*	34,711
1,139	Manhattan Associates, Inc.*	53,180
1,173	Monotype Imaging Holdings, Inc.*	17,220
528	Nuance Communications, Inc.*	10,745
1,086	Retalix Ltd.*#	22,393
325	SolarWinds, Inc.*	17,352
1,992	SS&C Technologies Holdings, Inc.*	48,406
4,753	Tyler Technologies, Inc.*	185,462
		529,012
	Specialty Retail – 14.65%
868	Advance Auto Parts, Inc.	60,890
1,063	America’s Car-Mart, Inc.*	48,770
347	American Eagle Outfitters, Inc.	7,224
2,172	Asbury Automotive Group, Inc.*	56,819
479	Ascena Retail Group, Inc.*	8,785
356	AutoZone, Inc.*	133,582
2,980	Foot Locker, Inc.	98,400
1,730	The Gap, Inc.	51,018
1,374	Genesco, Inc.*	90,986
1,182	GNC Holdings, Inc. – Class A	45,542
1,087	Hibbett Sports, Inc.*	66,057
826	Kirkland’s, Inc.*	8,929
333	Limited Brands, Inc.	15,834
440	O’Reilly Automotive, Inc.*	37,726

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2012

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 14.65% (Continued)
1,824	PetSmart, Inc.	$120,585
2,835	Pier 1 Imports, Inc.	46,749
704	Sally Beauty Holdings, Inc.*	18,600
568	The Sherwin-Williams Co.	76,311
881	Systemax, Inc.*	10,986
1,141	Vitamin Shoppe, Inc.*	62,664
2,712	Wet Seal, Inc. – Class A*	7,431
		1,073,888
	Tobacco – 0.14%
621	Vector Group Ltd.	10,551

	Trading Companies & Distributors – 3.16%
6,127	Aceto Corp.	53,795
957	Bunzl PLC – ADR	83,642
832	DXP Enterprises, Inc.*	36,774
289	TransDigm Group, Inc.*	35,651
108	W.W. Grainger, Inc.	22,122
		231,984
	Wireless Telecommunication Services – 0.20%
711	Tim Participacoes S.A. – ADR	15,038
	Total Common Stocks (Cost $6,607,768)	7,151,389

	PREFERRED STOCKS – 0.68%
	Diversified Telecommunication Services – 0.35%
1,084	Telefonica Brasil S.A. – ADR	25,311

	Oil, Gas & Consumable Fuels – 0.33%
1,038	Ultrapar Participacoes S.A. – ADR	24,300
	Total Preferred Stocks (Cost $48,471)	49,611

	SHORT-TERM INVESTMENTS – 3.56%
261,313	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $261,313)	261,313
	Total Investments in Securities (Cost $6,917,552) – 101.79%	7,462,313
	Liabilities in Excess of Other Assets – (1.79)%	(131,449)
	Net Assets – 100.00%	$7,330,864

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2012.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2012
	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $59,506,410,
$30,588,418, and $6,917,552, respectively)	$63,626,539	$30,555,909	$7,462,313
Receivables:
Securities sold	263,192	561,475	504,492
Fund shares issued	870,287	118,614	25,712
Dividends and interest	32,027	94,278	3,440
Due from Advisor (Note 4)	—	2,615	4,662
Prepaid expenses	15,294	14,858	10,828
Total assets	64,807,339	31,347,749	8,011,447
LIABILITIES
Payables:
Securities purchased	1,633,717	683,966	624,945
Fund shares redeemed	—	158,048	—
Administration fees	7,086	7,086	5,826
Audit fees	20,500	20,500	19,000
Transfer agent fees and expenses	8,661	8,643	5,566
Due to Advisor (Note 4)	21,117	—	—
Custody fees	9,428	3,473	8,937
Legal fees	7,130	2,971	3,140
Fund accounting fees	8,001	7,296	6,686
Chief Compliance Officer fee	1,334	1,334	1,334
Distribution fees	23,507	20,592	1,588
Shareholder servicing fees	12,654	6,283	1,537
Shareholder reporting	3,768	2,029	1,573
Accrued other expenses	437	379	451
Total liabilities	1,757,340	922,600	680,583
NET ASSETS	$63,049,999	$30,425,149	$7,330,864

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at July 31, 2012
	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$3,803,357	$4,860,352	$2,087,750
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	297,500	454,993	171,485
Net asset value and redemption price per share	$12.78	$10.68	$12.17
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$13.49	$11.27	$12.84
Class C Shares
Net assets applicable to shares outstanding	$6,672,796	$5,920,963	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	531,628	556,505	—
Net asset value and offering
price per share (Note 1)	$12.55	$10.64	—
Class I Shares
Net assets applicable to shares outstanding	$52,573,846	$19,643,834	$5,243,114
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	4,118,500	1,835,675	428,494
Net asset value, offering and
redemption price per share	$12.77	$10.70	$12.24
COMPONENTS OF NET ASSETS
Paid-in capital	$59,592,348	$32,008,018	$6,966,720
Undistributed net investment income/(loss)	475,495	(170)	172
Accumulated net realized loss on investments	(1,137,973)	(1,550,196)	(180,789)
Net unrealized appreciation/(depreciation)
of investments	4,120,129	(32,503)	544,761
Net assets	$63,049,999	$30,425,149	$7,330,864

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Statements of Operations
For the Year Ended July 31, 2012
	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of
$5,338, $142,847, and $1,634, respectively)	$965,802	$1,101,477	$85,244
Interest	125	61	15
Total income	965,927	1,101,538	85,259
Expenses
Advisory fees (Note 4)	240,133	134,523	40,661
Shareholder servicing fees – Class A (Note 6)	7,312	8,891	4,429
Shareholder servicing fees – Class C (Note 6)	12,625	11,316	—
Shareholder servicing fees – Class I (Note 6)	89,214	31,533	12,513
Distribution fees – Class A (Note 5)	7,312	8,891	4,429
Distribution fees – Class C (Note 5)	50,501	45,263	—
Transfer agent fees and expenses (Note 4)	52,078	50,292	31,485
Registration fees	50,047	48,404	35,048
Fund accounting fees (Note 4)	46,753	42,024	38,384
Administration fees (Note 4)	42,276	42,276	34,760
Custody fees (Note 4)	22,108	13,939	16,752
Audit fees	20,500	20,500	19,000
Legal fees	20,284	13,110	10,678
Reports to shareholders	8,368	4,279	3,202
Chief Compliance Officer fee (Note 4)	8,000	8,000	8,000
Trustee fees	7,966	7,062	6,482
Miscellaneous expense	7,957	6,496	5,377
Insurance expense	3,346	2,797	2,488
Total expenses	696,780	499,596	273,688
Less: advisory fee waiver and expense
reimbursement (Note 4)	(206,727)	(240,553)	(188,615)
Net expenses	490,053	259,043	85,073
Net investment income	475,874	842,495	186
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(953,833)	(1,523,366)	(79,813)
Net change in unrealized
appreciation/(depreciation) on investments	3,821,074	(195,231)	(222,074)
Net realized and unrealized
gain/(loss) on investments	2,867,241	(1,718,597)	(301,887)
Net increase/(decrease) in net assets
resulting from operations	$3,343,115	$(876,102)	$(301,701)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$475,874	$121,034
Net realized gain/(loss) on investments	(953,833)	9,024
Net change in unrealized appreciation on investments	3,821,074	299,055
Net increase in net assets resulting from operations	3,343,115	429,113

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(6,669)	(368)
Class C Shares	(2,564)	(215)
Class I Shares	(94,000)	(17,576)
From net realized gain on investments
Class A Shares	(11,853)	(281)
Class C Shares	(22,146)	(167)
Class I Shares	(146,393)	(12,345)
Total distributions to shareholders	(283,625)	(30,952)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	28,074,197	31,518,151
Total increase in net assets	31,133,687	31,916,312

NET ASSETS
Beginning of period	31,916,312	—
End of period	$63,049,999	$31,916,312
Includes undistributed net investment income of	$475,495	$102,875

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:
			August 16, 2010*
	Year Ended		to
	July 31, 2012		July 31, 2011
Class A Shares
Net proceeds from shares sold	$3,320,709		$1,582,443
Distributions reinvested	17,884		648
Payment for shares redeemed	(1,046,688	)+	(305,525)+
Net increase in net assets from capital share transactions	$2,291,905		$1,277,566
+ Net of redemption fees of	$44		$2,046

Class C Shares
Net proceeds from shares sold	$2,961,719		$3,493,724
Distributions reinvested	24,710		382
Payment for shares redeemed	(204,544	)+	—
Net increase in net assets from capital share transactions	$2,781,885		$3,494,106
+ Net of redemption fees of	$169		$—

Class I Shares
Net proceeds from shares sold	$27,657,034		$27,263,066
Distributions reinvested	233,414		27,397
Payment for shares redeemed	(4,890,041	)+	(543,984)
Net increase in net assets from capital share transactions	$23,000,407		$26,746,479
+ Net of redemption fees of	$2,649		$—
	$28,074,197		$31,518,151

Class A Shares
Shares sold	278,935		130,312
Shares issued on reinvestment of distributions	1,538		56
Shares redeemed	(88,185)		(25,156)
Net increase in shares outstanding	192,288		105,212

Class C Shares
Shares sold	261,750		284,737
Shares issued on reinvestment of distributions	2,154		33
Shares redeemed	(17,046)		—
Net increase in shares outstanding	246,858		284,770

Class I Shares
Shares sold	2,228,644		2,305,248
Shares issued on reinvestment of distributions	20,139		2,351
Shares redeemed	(394,181)		(43,701)
Net increase in shares outstanding	1,854,602		2,263,898
	2,293,748		2,653,880

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$842,495	$279,198
Net realized gain/(loss) on investments	(1,523,366)	98,974
Net change in unrealized
appreciation/(depreciation) on investments	(195,231)	162,728
Net increase/(decrease) in
net assets resulting from operations	(876,102)	540,900

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(143,024)	(28,788)
Class C Shares	(144,863)	(55,819)
Class I Shares	(577,795)	(180,804)
From net realized gain on investments
Class A Shares	(20,871)	(11)
Class C Shares	(27,949)	(16)
Class I Shares	(77,142)	(232)
Total distributions to shareholders	(991,644)	(265,670)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	18,028,658	13,989,007
Total increase in net assets	16,160,912	14,264,237

NET ASSETS
Beginning of period	14,264,237	—
End of period	$30,425,149	$14,264,237
Includes undistributed net investment income/(loss) of	$(170)	$14,036

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:
			August 16, 2010*
	Year Ended		to
	July 31, 2012		July 31, 2011
Class A Shares
Net proceeds from shares sold	$5,764,398		$1,947,472
Distributions reinvested	156,465		27,427
Payment for shares redeemed	(2,715,954	)+	(53,451)+
Net increase in net assets from capital share transactions	$3,204,909		$1,921,448
+ Net of redemption fees of	$4,930		$309

Class C Shares
Net proceeds from shares sold	$2,935,342		$3,686,304
Distributions reinvested	172,813		55,836
Payment for shares redeemed	(468,019	)+	(40,492)
Net increase in net assets from capital share transactions	$2,640,136		$3,701,648
+ Net of redemption fees of	$3,440		$—

Class I Shares
Net proceeds from shares sold	$17,400,890		$8,533,877
Distributions reinvested	589,717		166,180
Payment for shares redeemed	(5,806,994	)+	(334,146)+
Net increase in net assets from capital share transactions	$12,183,613		$8,365,911
+ Net of redemption fees of	$3,882		$185
	$18,028,658		$13,989,007

Class A Shares
Shares sold	529,951		167,614
Shares issued on reinvestment of distributions	14,974		2,348
Shares redeemed	(255,414)		(4,480)
Net increase in shares outstanding	289,511		165,482

Class C Shares
Shares sold	264,787		318,675
Shares issued on reinvestment of distributions	16,628		4,787
Shares redeemed	(44,953)		(3,419)
Net increase in shares outstanding	236,462		320,043

Class I Shares
Shares sold	1,572,335		769,440
Shares issued on reinvestment of distributions	56,347		14,265
Shares redeemed	(549,200)		(27,512)
Net increase in shares outstanding	1,079,482		756,193
	1,605,455		1,241,718
*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$186	$(32,559)
Net realized loss on investments	(79,813)	(63,080)
Net change in unrealized
appreciation/(depreciation) on investments	(222,074)	766,835
Net increase/(decrease) in
net assets resulting from operations	(301,701)	671,196

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares	—	(295)
Class I Shares	—	(30,051)
Total distributions to shareholders	—	(30,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	678,512	6,313,203
Total increase in net assets	376,811	6,954,053

NET ASSETS
Beginning of period	6,954,053	—
End of period	$7,330,864	$6,954,053
Includes undistributed net investment income of	$172	$—

*  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets (Continued)

(a)  A summary of share transactions is as follows:

			August 16, 2010*
	Year Ended		to
	July 31, 2012		July 31, 2011
Class A Shares
Net proceeds from shares sold	$592,912		$1,705,347
Distributions reinvested	—		295
Payment for shares redeemed	(102,160	)+	(25,388)+
Net increase in net assets from capital share transactions	$490,752		$1,680,254
+ Net of redemption fees of	$0	^	$83

Class I Shares
Net proceeds from shares sold	$1,033,794		$5,004,860
Distributions reinvested	—		23,142
Payment for shares redeemed	(846,034	)+	(395,053)
Net increase in net assets from capital share transactions	$187,760		$4,632,949
+ Net of redemption fees of	$66		$—
	$678,512		$6,313,203

Class A Shares
Shares sold	50,743		131,728
Shares issued on reinvestment of distributions	—		24
Shares redeemed	(9,059)		(1,951)
Net increase in shares outstanding	41,684		129,801

Class I Shares
Shares sold	90,888		436,330
Shares issued on reinvestment of distributions	—		1,841
Shares redeemed	(70,193)		(30,372)
Net increase in shares outstanding	20,695		407,799
	62,379		537,600
*  Commencement of operations.
^  Amount is less than $1.00.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.08	$10.00

Income from investment operations:
Net investment income	0.12 †	0.07	†
Net realized and unrealized gain on investments	0.67	1.99
Total from investment operations	0.79	2.06

Less distributions:
From net investment income	(0.03)	(0.02)
From net realized gain on investments	(0.06)	(0.02)
Total distributions	(0.09)	(0.04)

Redemption fees retained	0.00 †^	0.06	†

Net asset value, end of period	$12.78	$12.08

Total return	6.59%	21.26	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,803	$1,271

Ratio of expenses to average net assets:
Before expense reimbursement	1.68%	2.74	%+
After expense reimbursement	1.24%	1.24	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.52%	(0.87	)%+
After expense reimbursement	0.96%	0.63	%+

Portfolio turnover rate	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.92	$10.00

Income from investment operations:
Net investment income/(loss)	0.03 †	(0.01	)†
Net realized and unrealized gain on investments	0.66	1.97
Total from investment operations	0.69	1.96

Less distributions:
From net investment income	(0.00) ^	(0.02)
From net realized gain on investments	(0.06)	(0.02)
Total distributions	(0.06)	(0.04)

Redemption fees retained	0.00 †^	—

Net asset value, end of period	$12.55	$11.92

Total return	5.86%	19.66	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,673	$3,395

Ratio of expenses to average net assets:
Before expense reimbursement	2.47%	3.35	%+
After expense reimbursement	1.99%	1.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.26)%	(1.46	)%+
After expense reimbursement	0.22%	(0.10	)%+

Portfolio turnover rate	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.04	$10.00

Income from investment operations:
Net investment income	0.15 †	0.10	†
Net realized and unrealized gain on investments	0.67	1.99
Total from investment operations	0.82	2.09

Less distributions:
From net investment income	(0.03)	(0.03)
From net realized gain on investments	(0.06)	(0.02)
Total distributions	(0.09)	(0.05)

Redemption fees retained	0.00 †^	—

Net asset value, end of period	$12.77	$12.04

Total return	6.91%	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$52,574	$27,250

Ratio of expenses to average net assets:
Before expense reimbursement	1.47%	2.82	%+
After expense reimbursement	0.99%	0.99	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.74%	(0.94	)%+
After expense reimbursement	1.22%	0.89	%+

Portfolio turnover rate	66.71%	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.48	$10.00

Income from investment operations:
Net investment income	0.43 †	0.45	†
Net realized and unrealized gain/(loss) on investments	(0.76)	1.32
Total from investment operations	(0.33)	1.77

Less distributions:
From net investment income	(0.40)	(0.29)
From net realized gain on investments	(0.08)	(0.00	)^
Total distributions	(0.48)	(0.29)

Redemption fees retained	0.01 †	0.00	†^

Net asset value, end of period	$10.68	$11.48

Total return	-2.66%	17.76	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,860	$1,900

Ratio of expenses to average net assets:
Before expense reimbursement	2.40%	3.67	%+
After expense reimbursement	1.24%	1.24	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	2.84%	1.54	%+
After expense reimbursement	4.00%	3.97	%+

Portfolio turnover rate	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.44	$10.00

Income from investment operations:
Net investment income	0.35 †	0.37	†
Net realized and unrealized gain/(loss) on investments	(0.76)	1.33
Total from investment operations	(0.41)	1.70

Less distributions:
From net investment income	(0.32)	(0.26)
From net realized gain on investments	(0.08)	(0.00	)^
Total distributions	(0.40)	(0.26)

Redemption fees retained	0.01 †	—

Net asset value, end of period	$10.64	$11.44

Total return	-3.37%	17.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,921	$3,661

Ratio of expenses to average net assets:
Before expense reimbursement	3.18%	4.30	%+
After expense reimbursement	1.99%	1.99	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	2.05%	0.97	%+
After expense reimbursement	3.24%	3.28	%+

Portfolio turnover rate	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$11.51	$10.00

Income from investment operations:
Net investment income	0.47 †	0.45	†
Net realized and unrealized gain/(loss) on investments	(0.78)	1.36
Total from investment operations	(0.31)	1.81

Less distributions:
From net investment income	(0.42)	(0.30)
From net realized gain on investments	(0.08)	(0.00	)^
Total distributions	(0.50)	(0.30)

Redemption fees retained	0.00 †^	0.00	†^

Net asset value, end of period	$10.70	$11.51

Total return	-2.53%	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$19,644	$8,703

Ratio of expenses to average net assets:
Before expense reimbursement	2.14%	4.56	%+
After expense reimbursement	0.99%	0.99	%+

Ratio of net investment income to average net assets:
Before expense reimbursement	3.25%	0.51	%+
After expense reimbursement	4.40%	4.08	%+

Portfolio turnover rate	72.95%	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.91	$10.00

Income from investment operations:
Net investment loss	(0.02)†	(0.13	)†
Net realized and unrealized gain/(loss) on investments	(0.72)	3.17
Total from investment operations	(0.74)	3.04

Less distributions:
From net realized gain on investments	—	(0.13)

Redemption fees retained	0.00 †^	0.00	†^

Net asset value, end of period	$12.17	$12.91

Total return	-5.73%	30.42	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$2,088	$1,676

Ratio of expenses to average net assets:
Before expense reimbursement	4.21%	5.78	%+
After expense reimbursement	1.44%	1.44	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.95)%	(5.36	)%+
After expense reimbursement	(0.18)%	(1.02	)%+

Portfolio turnover rate	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
		August 16, 2010*
	Year Ended	to
	July 31, 2012	July 31, 2011
Net asset value, beginning of period	$12.94	$10.00

Income from investment operations:
Net investment loss	0.01 †	(0.08	)†
Net realized and unrealized gain/(loss) on investments	(0.71)	3.15
Total from investment operations	(0.70)	3.07

Less distributions:
From net realized gain on investments	—	(0.13)

Redemption fees retained	0.00 †^	—

Net asset value, end of period	$12.24	$12.94

Total return	-5.41%	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$5,243	$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	3.98%	6.28	%+
After expense reimbursement	1.19%	1.19	%+

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(2.72)%	(5.77	)%+
After expense reimbursement	0.07%	(0.68	)%+

Portfolio turnover rate	110.38%	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2012

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares. The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares. Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Funds’ returns filed for open tax year 2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and the Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  Effective July 1, 2012, the Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended July 31, 2012, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income/(Loss)	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$(21)	$21	$—
Enhanced Dividend Fund	8,981	666	(9,647)
Small/Mid Cap Growth Fund	(14)	(111)	125

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the year ended July 31, 2012, the Funds retained redemption fees as follows:

	Class A		Class C	Class I
All Cap Core Fund	$44		$169	$2,649
Enhanced Dividend Fund	4,930		3,440	3,882
Small/Mid Cap Growth Fund	0	^	N/A	66

 ^ Amount is less than $1.

G.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of July 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 3 – SECURITIES VALUATION (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees (“Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2012:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,853,007	$—	$—	$19,853,007
Consumer Staples	6,337,519	—	—	6,337,519
Energy	2,955,266	—	—	2,955,266
Financials	4,559,259	—	—	4,559,259
Health Care	6,221,834	—	—	6,221,834
Industrials	5,368,463	—	—	5,368,463
Information Technology	11,937,807	—	—	11,937,807
Materials	886,540	—	—	886,540
Telecommunication Services	1,447,669	—	—	1,447,669
Utilities	1,623,328	—	—	1,623,328
Total Common Stocks	61,190,692	—	—	61,190,692
Short-Term Investments	2,435,847	—	—	2,435,847
Total Investments in Securities	$63,626,539	$—	$—	$63,626,539

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 3 – SECURITIES VALUATION (Continued)

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$85,298	$—	$—	$85,298
Energy	6,203,917	—	—	6,203,917
Financials	4,372,350	—	—	4,372,350
Health Care	3,845,899	—	—	3,845,899
Industrials	2,828,673	—	—	2,828,673
Information Technology	774,429	—	—	774,429
Materials	1,468,509	—	—	1,468,509
Telecommunication Services	9,778,090	—	—	9,778,090
Total Common Stocks	29,357,165	—	—	29,357,165
Convertible Preferred Stocks
Consumer Discretionary	280,366	—	—	280,366
Total Convertible Preferred Stocks	280,366	—	—	280,366
Preferred Stocks
Telecommunication Services	435,921	—	—	435,921
Total Preferred Stocks	435,921	—	—	435,921
Short-Term Investments	482,457	—	—	482,457
Total Investments in Securities	$30,555,909	$—	$—	$30,555,909

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,445,326	$—	$—	$2,445,326
Consumer Staples	675,173	—	—	675,173
Energy	155,648	—	—	155,648
Financials	218,709	—	—	218,709
Health Care	570,924	—	—	570,924
Industrials	1,187,421	—	—	1,187,421
Information Technology	1,333,492	—	—	1,333,492
Materials	472,469	—	—	472,469
Telecommunication Services	92,227	—	—	92,227
Total Common Stocks	7,151,389	—	—	7,151,389
Preferred Stocks
Energy	24,300	—	—	24,300
Telecommunication Services	25,311	—	—	25,311
Total Preferred Stocks	49,611	—	—	49,611
Short-Term Investments	261,313	—	—	261,313
Total Investments in Securities	$7,462,313	$—	$—	$7,462,313

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at July 31, 2012, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the year ended July 31, 2012.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 3 – SECURITIES VALUATION (Continued)

New Accounting Pronouncements:  On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Funds are evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Funds are currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the year ended July 31, 2012, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the year ended July 31, 2012, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $240,133, $134,523, and $40,661 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%
	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the year ended July 31, 2012, the Advisor reduced its fees in the amount of $206,727, $240,553, and $188,615 for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	2015	Total
All Cap Core Fund	$266,350	$206,727	$473,077
Enhanced Dividend Fund	229,595	240,553	470,148
Small/Mid Cap Growth Fund	215,195	188,615	403,810

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the year ended July 31, 2012, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$42,276	$42,276	$34,760
Fund Accounting	46,753	42,024	38,384
Transfer Agency (excludes out-of-pocket expenses)	36,425	38,966	25,404
Custody	22,108	13,939	16,752
Chief Compliance Officer	8,000	8,000	8,000

At July 31, 2012, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$7,086	$7,086	$5,826
Fund Accounting	8,001	7,296	6,686
Transfer Agency (excludes out-of-pocket expenses)	6,101	6,724	4,241
Chief Compliance Officer	1,334	1,334	1,334
Custody	9,428	3,473	8,937

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN (Continued)

to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the year ended July 31, 2012, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$7,312	$50,501
Enhanced Dividend Fund	8,891	45,263
Small/Mid Cap Growth Fund	4,429	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the year ended July 31, 2012, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred, under the Agreement, shareholder servicing fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$7,312	$12,625	$89,214
Enhanced Dividend Fund	8,891	11,316	31,533
Small/Mid Cap Growth Fund	4,429	N/A	12,513

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$56,062,706	$28,474,908
Enhanced Dividend Fund	32,910,328	14,807,408
Small/Mid Cap Growth Fund	8,274,096	7,441,868

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the year ended July 31, 2012, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended July 31, 2012 and the period ended July 31, 2011 was as follows:

	July 31, 2012	July 31, 2011
	Ordinary Income	Ordinary Income
All Cap Core Fund	$283,625	$30,952
Enhanced Dividend Fund	991,644	265,670
Small/Mid Cap Growth Fund	—	30,346

Ordinary income distributions may include dividends paid from short-term capital gains.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2012

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

As of July 31, 2012, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Small/Mid Cap
	Fund	Dividend Fund	Growth Fund
Cost of investments (a)	$59,563,654	$30,921,418	$6,918,714
Gross tax unrealized appreciation	6,727,202	1,518,281	846,831
Gross tax unrealized depreciation	(2,664,317)	(1,883,790)	(303,232)
Net tax unrealized appreciation/(depreciation) (a)	4,062,885	(365,509)	543,599
Undistributed ordinary income	475,495	—	176
Undistributed long-term capital gain	—	—	—
Total distributable earnings	475,495	—	176
Other accumulated gains/(losses)	(1,080,729)	(1,217,360)	(179,631)
Total accumulated earnings/(losses)	$3,457,651	$(1,582,869)	$364,144

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, preenactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that postenactment net capital losses be used before pre-enactment net capital losses.

At July 31, 2012, the Funds had capital loss carryforwards as follows:

Short-Term Capital
Loss Carryforwards
All Cap Core Fund	$1,080,729
Enhanced Dividend Fund	57,387
Small/Mid Cap Growth Fund	179,627

These tax capital losses may be carried forward indefinitely to offset future gains.

At July 31, 2012, the Funds deferred, on a tax basis, post-October losses of:

	Capital	Currency
All Cap Core Fund	$—	$—
Enhanced Dividend Fund	1,159,809	170
Small/Mid Cap Growth Fund	—	4

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

We have audited the accompanying statements of assets and liabilities of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period August 16, 2010 (commencement of operations) to July 31, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund as of July 31, 2012, the results of their operations for the year then ended, the change in their net assets and their financial highlights for the year then ended and for the period August 16, 2010 to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 24, 2012

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2012 (Unaudited)

For the year ended July 31, 2012, the All Cap Core Fund designated $283,625 and the Enhanced Dividend Fund designated $981,997 as ordinary income for purposes of the dividends paid deduction.

For the year ended July 31, 2012, certain dividends paid by the O’Shaughnessy Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the All Cap Core Fund and the Enhanced Dividend Fund was 100.00% and 100.00%, respectively.ders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2012 was 100.00% and 20.04% for the All Cap Core Fund and the Enhanced Dividend Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2012 was 63.60% and 12.70% for the All Cap Core Fund and the Enhanced Dividend Fund, respectively.

For the year ended July 31, 2012, the Enhanced Dividend Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Australia	$49,465	$—
Bermuda	8,776	1,316
Brazil	95,432	2,625
Canada	99,330	14,900
China	18,974	1,897
Finland	8,958	1,344
France	155,846	45,375
Germany	97,357	6,526
Great Britain	160,661	—
Hong Kong	9,273	927
Indonesia	1,445	289
Ireland	21,127	—
Italy	87,284	18,215
Japan	7,685	538
Republic of Korea	15,026	2,479
Netherlands	28,670	4,301
Norway	6,990	1,748
Philippines	12,095	3,628
Russia	18,969	2,845
Singapore	1,855	—
South Africa	3,801	—
Spain	74,807	15,279
Sweden	24,577	3,687
Switzerland	22,398	—
Taiwan	8,499	1,700
United States	205,022	—

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2012 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2012

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Held During
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)
Sallie P. Diederich (age 62)	Trustee	Indefinite	Independent Mutual Fund Consultant,	6	Trustee,
615 E. Michigan Street		term since	(1995 to present); Corporate Controller,		Advisors Series
Milwaukee, WI 53202		January 2011.	Transamerica Fund Management		Trust (for series
			Company (1994 to 1995); Senior Vice		not affiliated with
			President, Putnam Investments (1992		the Funds).
to 1993); Vice President and Controller,
American Capital Mutual Funds (1986
to 1992).

Donald E. O’Connor (age 76)	Trustee	Indefinite	Retired; former Financial Consultant	6	Trustee,
615 E. Michigan Street		term since	and former Executive Vice President		Advisors Series
Milwaukee, WI 53202		February 1997.	and Chief Operating Officer of ICI		Trust (for series
			Mutual Insurance Company		not affiliated with
			(until January 1997).		the Funds);
Trustee, The
Forward Funds
(37 portfolios).

George J. Rebhan (age 78)	Trustee	Indefinite	Retired; formerly President, Hotchkis	6	Trustee,
615 E. Michigan Street		term since	and Wiley Funds (mutual funds)		Advisors Series
Milwaukee, WI 53202		May 2002.	(1985 to 1993).		Trust (for series
not affiliated with
the Funds);
Independent
Trustee from
1999 to 2009,
E*TRADE
Funds.

George T. Wofford (age 72)	Trustee	Indefinite	Retired; formerly Senior Vice	6	Trustee,
615 E. Michigan Street		term since	President, Federal Home Loan		Advisors Series
Milwaukee, WI 53202		February 1997.	Bank of San Francisco.		Trust (for series
not affiliated with
the Funds).
Interested Trustee

Joe D. Redwine(3) (age 65)	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	6	Trustee,
615 E. Michigan Street	Trustee	term since	Services, LLC (May 1991 to present).		Advisors Series
Milwaukee, WI 53202		September 2008.			Trust (for series
not affiliated with
the Funds).

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers
Joe D. Redwine (age 65)	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	and Chief	term since	(May 1991 to present).
Milwaukee, WI 53202	Executive	September 2007.
Officer

Douglas G. Hess (age 45)	President	Indefinite	Senior Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Principal	June 2003.
Executive
Officer

Cheryl L. King (age 50)	Treasurer	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp
615 E. Michigan Street	and	term since	Fund Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Michael L. Ceccato (age 54)	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (February 2008
615 E. Michigan Street	President,	term since	to present); General Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Chief	September 2009.	(September 1995 to February 2008).
Compliance
Officer and
AML Officer

Jeanine M. Bajczyk, Esq. (age 47)	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		term since	(May 2006 to present); Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June 2007.	Management, LLC (May 2005 to May 2006); Senior Counsel,
Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•      Information we receive about you on applications or other forms;

•      Information you give us orally; and/or

•      Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2012	FYE 7/31/2011
Audit Fees	$48,000	$39,600
Audit-Related Fees	N/A	N/A
Tax Fees	$9,000	$8,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2012	FYE 7/31/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2012	FYE 7/31/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     10/8/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date   10/8/12

By (Signature and Title)*                    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     10/8/12

* Print the name and title of each signing officer under his or her signature.